Acquisitions & Dispositions - Summary of Purchased Identifiable Intangible Assets (Detail) - Nestor Sales LLC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets	$ 16,930
Customer Lists [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets	$ 15,570
Finite lived intangible assets estimated life	13 years
Trademarks [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets	$ 1,360
Trademarks [Member] | Minimum [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets estimated life	2 years 6 months
Trademarks [Member] | Maximum [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets estimated life	15 years